Issued Capital - Repurchase Activity - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Sep. 22, 2016
Disclosure of reacquisition of shares through normal course issuer bid [abstract]
Maximum number of shares authorized to be repurchased			20,229,671
Number of common shares repurchased	2,295,665	2,295,665	3,060,454
Shares repurchased average price per share	$ 14.43		$ 13.81